Condensed Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
ASSETS
Cash	$ 335,909	$ 238,188
Prepaid expenses	1,861	645
Accounts Receivable	18,673	0
Total Current Assets	356,433	238,833
Property and Equipment, net	55,953	66,104
Total Assets	412,396	304,937
LIABILITIES AND STOCKHOLDERS DEFICIT
Accounts payable and accrued expenses	519,579	469,833
Note Payable - related party	50,000	0
Royalty agreement payable - related party	65,292	65,292
Accounts payable and accrued expenses - related party	2,042,642	1,666,748
Total Current Liabilities	2,677,513	2,201,873
Total Liabilities	2,677,513	2,201,873
Stockholders Deficit
Preferred stock Series A, no par value; 2 and 2 shares issued and outstanding, respectively	5,217,800	5,217,800
Common stock Class A, no par value; unlimited shares authorized, 767,952,594 and 708,068,385 shares issued and outstanding, respectively	12,749,211	10,801,942
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000
Additional paid-in capital	2,219,520	2,373,458
Accumulated Deficit	(22,473,648)	(20,312,136)
Total Stockholders Deficit	(2,265,117)	(1,896,936)
Total Liabilities and Stockholders Deficit	$ 412,396	$ 304,937